IMPORTANT NOTICE
REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

SCHWAB
INSTITUTIONAL ADVANTAGE
MONEY FUND(R)

SCHWAB
RETIREMENT MONEY FUND(R)

December 31, 2000

Annual Report enclosed

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                                                              [GRAPHICS OMITTED]
                                                                   CharlesSchwab

SCHWAB
INSTITUTIONAL ADVANTAGE
MONEY FUND(R)

RETIREMENT MONEY FUND(R)

December 31,  2000

Annual Report

                                                              [GRAPHICS OMITTED]
                                                                   CharlesSchwab

IMPORTANT NOTICE REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

MAILING OF YOUR SCHWABFUNDS(R) SHAREHOLDER DOCUMENTS MAY BE HOUSEHOLDED INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS
All SchwabFunds prospectuses and shareholder reports are available free of charge and may be requested at any time by calling Schwab as indicated below. SchwabFunds prospectuses are also available on our Web site at WWW.SCHWAB.COM/SCHWABFUNDS.

If you would prefer that your SchwabFunds mailings not be householded, please contact:

SCHWAB SIGNATURE SERVICES(TM) CLIENTS
Schwab Signature Services.

INVESTMENT MANAGER CLIENTS
Schwab at 1-800-515-2157, or your investment manager.

ALL OTHER CLIENTS
Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab

CONTENTS

---------------------------------------------------
A Message from the Chairman                       1
---------------------------------------------------
Portfolio Highlights                              2
---------------------------------------------------
Financial Statements and Notes                    4
---------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

We're pleased to bring you this annual report on the performance for the Schwab Institutional Advantage Money Fund(R) and the Schwab Retirement Money Fund(R) (the funds) for the one-year period ended December 31, 2000.

During the reporting period, the funds continued to provide investors with current income consistent with the preservation of capital. By the end of the period, the Schwab Institutional Advantage Money Fund's net assets were more than $640 million and the Schwab Retirement Money Fund's net assets were more than $390 million.

[GRAPHIC OMITTED]

FUND PERFORMANCE AS OF 12/31/00

                                                                    SEVEN-DAY                SEVEN-DAY
                                                                      YIELD               EFFECTIVE YIELD
---------------------------------------------------------------------------------------------------------
Schwab Institutional Advantage Money Fund(R)1                         6.20%                    6.39%
---------------------------------------------------------------------------------------------------------
Schwab Retirement Money Fund(R)                                       5.99%                    6.16%
---------------------------------------------------------------------------------------------------------

Please remember that an investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

This report contains a complete list of holdings for both the Schwab Institutional Advantage Money Fund and the Schwab Retirement Money Fund as of December 31, 2000.

We appreciate your confidence in SchwabFunds(R) and look forward to continuing to help you achieve your financial goals.

Sincerely,

/s/ Charles R. Schwab

Charles R. Schwab
Chairman
December 31, 2000

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, yields would have been lower.

PORTFOLIO HIGHLIGHTS
SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

AVERAGE YIELDS FOR PERIODS ENDED 12/31/00 1

-------------------------------------------------------------------------
Last seven days                                                   6.20%
-------------------------------------------------------------------------
Last three months                                                 6.20%
-------------------------------------------------------------------------
Last 12 months                                                    5.95%
-------------------------------------------------------------------------


MATURITY SCHEDULE                                                          PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                                   3/31/00    6/30/00    9/30/00    12/31/00
------------------------------------------------------------------------------------------------------------
0-15 days                                                         21.7%      27.5%      29.9%      15.0%
------------------------------------------------------------------------------------------------------------
16-30 days                                                        19.4%      20.9%      13.0%       8.0%
------------------------------------------------------------------------------------------------------------
31-60 days                                                        20.4%      11.2%      13.7%      36.1%
------------------------------------------------------------------------------------------------------------
61-90 days                                                        26.1%      17.2%      25.0%      25.7%
------------------------------------------------------------------------------------------------------------
91-120 days                                                        0.4%      10.1%       1.5%       7.9%
------------------------------------------------------------------------------------------------------------
More than 120 days                                                12.0%      13.1%      16.9%       7.3%
------------------------------------------------------------------------------------------------------------
Weighted average                                                63 days    63 days    60 days     59 days
------------------------------------------------------------------------------------------------------------


PORTFOLIO QUALITY

SEC TIER RATING                  PERCENTAGE OF TOTAL INVESTMENTS: 12/31/00
---------------------------------------------------------------------------
Tier 1                                                              100%
---------------------------------------------------------------------------

1 A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

PORTFOLIO HIGHLIGHTS
SCHWAB RETIREMENT MONEY FUND(R)

AVERAGE YIELDS FOR PERIODS ENDED 12/31/00

--------------------------------------------------------------------------
Last seven days                                                    5.99%
--------------------------------------------------------------------------
Last three months                                                  5.99%
--------------------------------------------------------------------------
Last 12 months                                                     5.75%
--------------------------------------------------------------------------


MATURITY SCHEDULE                                                          PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                                  3/31/00    6/30/00    9/30/00    12/31/00
-----------------------------------------------------------------------------------------------------------
0-15 days                                                         23.0%      34.8%      27.8%      13.9%
-----------------------------------------------------------------------------------------------------------
16-30 days                                                        14.3%      15.2%      16.8%       9.5%
-----------------------------------------------------------------------------------------------------------
31-60 days                                                        13.4%      15.1%      15.8%      32.3%
-----------------------------------------------------------------------------------------------------------
61-90 days                                                        37.5%      15.2%      18.0%      29.0%
-----------------------------------------------------------------------------------------------------------
91-120 days                                                        2.1%       6.5%       1.0%       7.5%
-----------------------------------------------------------------------------------------------------------
More than 120 days                                                 9.7%      13.2%      20.6%       7.8%
-----------------------------------------------------------------------------------------------------------
Weighted average                                                63 days    57 days    61 days    61 days
-----------------------------------------------------------------------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING           PERCENTAGE OF TOTAL INVESTMENTS: 12/31/00
----------------------------------------------------------------------
Tier 1                                                       100%
----------------------------------------------------------------------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2000

                                                    Par            Value
                                                  -------         --------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 59.6%
AUTOMOTIVE -- 4.7%
FCE Bank, PLC
   6.36%, 03/22/01                                $ 5,000         $  4,930
Ford Motor Credit
   6.45%, 03/16/01                                 10,000            9,869
   6.40%, 03/20/01                                  2,000            1,973
General Motors Acceptance Corp.
   6.65%, 02/06/01                                  1,000              994
   6.68%, 02/09/01                                  8,000            7,944
   6.73%, 02/15/01                                  5,000            4,959
                                                                  --------
                                                                    30,669
                                                                  --------
BANKING - CANADA -- 1.2%
Bank of Nova Scotia
   6.61%, 02/07/01                                  3,000            2,980
National Bank of Canada
   6.58%, 03/07/01                                  5,000            4,941
                                                                  --------
                                                                     7,921
                                                                  --------
BANKING - FRANCE -- 0.8%
Societe Generale, N.A.
   6.62%, 03/06/01                                  5,000            4,943
                                                                  --------
BANKING - GERMANY -- 3.4%
Bavaria TRR Corp. (a)(e)
   6.68%, 02/01/01                                    861              856
Deutsche Bank Financial, Inc.
   6.63%, 02/16/01                                  9,000            8,925
   6.70%, 03/02/01                                 10,000            9,892
   6.57%, 03/06/01                                  2,000            1,977
Giro US Funding Corp. (a)(e)
   6.47%, 03/20/01                                  1,000              986
                                                                  --------
                                                                    22,636
                                                                  --------
BANKING - NETHERLANDS -- 4.5%
Atlantis One Funding Corp. (e)
   6.68%, 02/13/01                                  5,000            4,961
   6.70%, 02/27/01                                  5,000            4,949
Tulip Funding Corp. (a)
   6.68%, 01/12/01                                  5,000            4,990
   6.63%, 03/20/01                                  3,812            3,759
   6.70%, 03/26/01                                  5,000            4,924
   6.63%, 04/24/01                                  5,435            5,325
                                                                  --------
                                                                    28,908
                                                                  --------

                                                    Par            Value
                                                  -------         --------
BANKING - NORWAY -- 1.5%
Den Norske Bank
   6.66%, 02/05/01                                $ 5,000         $  4,968
   6.15%, 05/29/01                                  5,000            4,877
                                                                  --------
                                                                     9,845
                                                                  --------
BANKING - SPAIN -- 0.8%
Santander Finance (Delaware), Inc.
   6.65%, 04/12/01                                  5,000            4,910
                                                                  --------
BANKING - SWEDEN -- 0.8%
Forenings Sparbanken AB (Swedbank)
   6.65%, 02/07/01                                  5,000            4,966
                                                                  --------
BANKING - UNITED STATES -- 4.0%
BankAmerica Corp.
   6.82%, 01/26/01                                  3,000            2,986
Citicorp
   6.56%, 02/12/01                                  5,000            4,962
Forrestal Funding Master Trust (a)(e)
   6.61%, 03/16/01                                  8,000            7,893
Kitty Hawk Funding Corp. (a)(e)
   6.74%, 01/05/01                                 10,000            9,993
                                                                  --------
                                                                    25,834
                                                                  --------
CREDIT CARD RECEIVABLES -- 2.3% (a)(f)
Dakota Certificates Program SCCMT-1
   6.59%, 02/09/01                                  3,000            2,979
   6.60%, 02/09/01                                  5,000            4,965
Montauk Funding Corp.
   6.72%, 01/24/01                                  2,000            1,991
Newcastle Certificates Program
   6.77%, 01/30/01                                  1,000              995
   6.62%, 02/08/01                                  4,000            3,972
                                                                  --------
                                                                    14,902
                                                                  --------
DIVERSIFIED FINANCIAL ASSETS -- 13.2% (f)
Bavaria Universal Funding Corp. (a)
   6.54%, 03/14/01                                  5,000            4,936
Beta Finance, Inc. (a)
   6.68%, 02/01/01                                  5,000            4,972
   6.64%, 04/23/01                                  3,000            2,940
   6.63%, 05/01/01                                  2,000            1,957
Concord Minutemen Capital Co., L.L.C
  Series A (a)
   6.67%, 02/08/01                                 12,000           11,917
   6.66%, 04/11/01                                  6,000            5,892

                                                    Par            Value
                                                  -------         --------
Dorada Finance, Inc. (a)
   6.63%, 03/13/01                                 $2,000           $1,974
Galaxy Funding, Inc. (a)
   6.64%, 03/23/01                                  3,000            2,956
   6.66%, 04/26/01                                  3,000            2,938
Greenwich Funding Corp. (d)
   6.66%, 02/07/01                                  2,227            2,212
   6.50%, 03/07/01                                  2,000            1,977
Jupiter Securitization Corp. (a)
   6.68%, 01/12/01                                  3,645            3,638
   6.50%, 03/13/01                                  3,811            3,763
   6.30%, 04/24/01                                  1,000              981
   6.65%, 05/03/01                                  2,000            1,956
   6.68%, 05/08/01                                  1,000              977
   6.66%, 05/15/01                                  1,000              976
Links Finance, L.L.C. (a)
   6.86%, 02/01/01                                  2,000            1,989
   6.66%, 02/13/01                                  3,000            2,977
MOAT Funding, L.L.C. (a)
   6.47%, 03/16/01                                  3,000            2,961
   6.46%, 03/29/01                                  1,000              985
Sigma Finance, Inc. (a)
   6.71%, 03/19/01                                  3,000            2,958
   6.66%, 04/12/01                                  1,500            1,473
Stellar Funding Group, Inc. (a)
   6.74%, 01/03/01                                  2,000            1,999
   6.68%, 01/17/01                                  3,000            2,991
Thames Asset Global Securitization
  No. 1, Inc. (a)
   6.73%, 01/09/01                                  5,000            4,993
Variable Funding Capital Corp. (a)
   6.54%, 02/23/01                                  4,000            3,962
   6.37%, 03/20/01                                  1,000              986
                                                                  --------
                                                                    85,236
                                                                  --------
FINANCE - COMMERCIAL -- 6.1%
CIT Group Holdings, Inc.
   6.47%, 03/15/01                                  5,000            4,936
General Electric Capital Corp.
   6.65%, 03/06/01                                  5,000            4,942
   6.30%, 04/04/01                                 12,000           11,808
General Electric Capital International
  Funding, Inc. (a)
   6.65%, 02/06/01                                  8,000            7,948
General Electric Capital Services
   6.32%, 04/09/01                                  5,000            4,915

                                                    Par            Value
                                                  -------         --------
Halogen Capital Co., L.L.C. (a)
   6.70%, 02/09/01                                $ 5,000         $  4,965
                                                                  --------
                                                                    39,514
                                                                  --------
FINANCE - CONSUMER -- 1.2%
Associates First Capital, B.V
   6.63%, 02/15/01                                  8,000            7,935
                                                                  --------
SECURITIES BROKERAGE - DEALER -- 6.5%
Bear Stearns Companies, Inc.
   6.42%, 03/16/01                                  4,000            3,948
   6.48%, 03/16/01                                  1,000              987
   6.35%, 03/28/01                                  1,000              985
JP Morgan & Co., Inc.
   6.58%, 03/08/01                                  3,000            2,964
   6.46%, 03/13/01                                  9,000            8,887
Morgan Stanley, Dean Witter,
  Discover & Co.
   6.46%, 03/19/01                                 13,000           12,824
Salomon Smith Barney Holdings, Inc.
   6.50%, 03/02/01                                  2,000            1,979
   6.60%, 03/05/01                                 10,000            9,886
                                                                  --------
                                                                    42,460
                                                                  --------
TELECOMMUNICATIONS SERVICES & EQUIPMENT -- 0.8%
Vodafone Airtouch, PLC
   6.71%, 01/31/01                                  5,000            4,972
                                                                  --------
TRADE RECEIVABLES -- 7.8% (a)(f)
Barton Capital Corp.
   6.69%, 01/03/01                                  1,900            1,899
   6.71%, 01/18/01                                  3,271            3,261
Compass Securitization, L.L.C
   6.72%, 01/11/01                                  1,000              998
   6.68%, 01/12/01                                  6,000            5,988
Corporate Asset Funding Co., Inc.
   6.69%, 01/05/01                                  5,000            4,996
CXC, Inc.
   6.69%, 01/04/01                                  1,000            1,000
Edison Asset Securitization Corp., L.L.C
   6.72%, 01/24/01                                  1,600            1,593
Falcon Asset Securitization Corp.
   6.68%, 01/11/01                                  9,000            8,984
   6.59%, 02/12/01                                  1,000              993
Giro Multi Funding Corp.
   6.49%, 03/07/01                                  5,000            4,942

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                    Par            Value
                                                  -------         --------
Monte Rosa Capital Corp.
   6.59%, 02/06/01                                $ 5,000         $  4,967
Park Avenue Receivables Corp.
   6.69%, 01/10/01                                  6,000            5,990
   6.66%, 01/23/01                                  5,000            4,980
                                                                  --------
                                                                    50,591
                                                                  --------
TOTAL COMMERCIAL PAPER & OTHER
  CORPORATE OBLIGATIONS
  (Cost $386,242)                                                  386,242
                                                                  --------
CERTIFICATES OF DEPOSIT -- 29.2%
BANKING - BELGIUM -- 0.8%
Dexia Bank
   6.63%, 02/16/01                                  5,000            5,000
                                                                  --------
BANKING - CANADA -- 2.0%
Canadian Imperial Bank of Commerce
   6.75%, 03/27/01                                  5,000            4,999
Canadian Imperial Holdings, Inc.
   6.76%, 02/12/01                                  8,000            8,000
                                                                  --------
                                                                    12,999
                                                                  --------
BANKING - DENMARK -- 0.8%
Danske Bank
   6.66%, 04/10/01                                  5,000            5,000
                                                                  --------
BANKING - FINLAND -- 0.9%
Merita Bank, Ltd.
   6.61%, 05/01/01                                  6,000            6,001
                                                                  --------
BANKING - FRANCE -- 0.8%
BNP Paribas
   6.70%, 03/05/01                                  5,000            5,000
                                                                  --------
BANKING - GERMANY -- 6.8%
Bayeriche HypoVereinsbank, AG
   6.63%, 02/13/01                                  8,000            8,000
   6.50%, 02/28/01                                  2,000            2,000
Deutsche Bank, AG
   6.56%, 01/29/01                                  7,000            7,000
   6.80%, 09/10/01                                  2,000            2,000
Dresdner Bank
   6.77%, 04/19/01                                  5,000            5,000
Landesbank Baden Wurttemberg
   6.62%, 03/30/01                                  5,000            5,000
   7.36%, 06/05/01                                  5,000            5,000
Norddeutsche Landesbank Girozentrale
   6.86%, 02/01/01                                  4,000            4,000
   7.02%, 07/10/01                                  2,000            2,000

                                                    Par            Value
                                                  -------         --------
Westdeutsche Landesbank Girozentrale
   6.66%, 02/13/01                                $ 3,000         $  3,000
   6.74%, 02/28/01                                  1,000            1,000
                                                                  --------
                                                                    44,000
                                                                  --------
BANKING - ITALY -- 2.1%
San Paolo IMI SPA
   6.65%, 02/26/01                                  4,000            4,000
Unicredito Italiano SPA
   6.64%, 02/07/01                                  6,000            6,000
   6.62%, 02/12/01                                  4,000            4,000
                                                                  --------
                                                                    14,000
                                                                  --------
BANKING - NETHERLANDS -- 3.1%
ING Bank, NV
   6.64%, 02/14/01                                  5,000            5,000
   6.63%, 02/20/01                                 10,000           10,000
   6.48%, 03/15/01                                  1,000            1,000
   6.10%, 06/28/01                                  4,000            4,000
                                                                  --------
                                                                    20,000
                                                                  --------
BANKING - NORWAY -- 5.4%
Christiania Bank
   6.72%, 01/04/01                                 10,000           10,000
   6.65%, 02/20/01                                 17,000           17,000
Den Norske Bank
   6.58%, 03/06/01                                  8,000            8,000
                                                                  --------
                                                                    35,000
                                                                  --------
BANKING - SWEDEN -- 0.1%
Svenska Handelsbanken
   6.62%, 03/30/01                                  1,000            1,000
                                                                  --------
BANKING - SWITZERLAND -- 1.1%
UBS, AG
   6.50%, 01/02/01                                  5,000            5,000
   6.72%, 10/09/01                                  2,000            2,000
                                                                  --------
                                                                     7,000
                                                                  --------
BANKING - UNITED KINGDOM -- 4.5%
Halifax, PLC
   6.59%, 03/01/01                                 16,000           16,000
National Westminster Bank, PLC
   6.70%, 02/01/01                                  8,000            8,000
   7.27%, 05/09/01                                  5,000            4,999
                                                                  --------
                                                                    28,999
                                                                  --------
6

                                                    Par            Value
                                                  -------         --------
BANKING - UNITED STATES -- 0.8%
Wilmington Trust Co.
   6.48%, 03/12/01                                $ 5,000         $  5,000
                                                                  --------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $188,999)                                                  188,999
                                                                  --------
VARIABLE RATE OBLIGATIONS -- 5.9% (b)
BANKING - UNITED STATES -- 1.7%
Asset Partners, Inc. Project RB Series 1997 (e)
   6.79%, 01/07/01                                  3,620            3,620
BMC Special Care Facilities Financing Authority
  of the City of Montgomery, Alabama Taxable RB
  (Montgomery Baptist Outreach Services Corp.
  Project) 1997B
   6.66%, 01/07/01                                  2,200            2,200
New York City IDA Taxable Industrial
  Revenue Refunding Bonds (1997 Allway
  Tools, Inc. Project)
   6.99%, 01/07/01                                    185              185
Strategic Money Market Trust Series 2000E (d)
   6.73%, 01/16/01                                  5,000            5,000
                                                                  --------
                                                                    11,005
                                                                  --------

DIVERSIFIED FINANCIAL ASSETS -- 3.1% (a)(f)
Lexington Parker Capital Co., L.L.C
   6.66%, 01/25/01                                  5,000            5,000
Sigma Finance, Inc.
   6.73%, 01/16/01                                  5,000            5,000
   6.65%, 01/25/01                                  5,000            5,000
Variable Funding Capital Corp.
   6.71%, 01/10/01                                  5,000            5,000
                                                                  --------
                                                                    20,000
                                                                  --------
INSURANCE - MONOLINE -- 1.1% (a)
City of New Britain, Connecticut GO
   6.65%, 01/07/01                                  7,000            7,000
                                                                  --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $38,005)                                                    38,005
                                                                  --------

                                                    Par            Value
                                                  -------         --------
PROMISSORY NOTES -- 1.9% (d)
The Goldman Sachs Group, Inc.
   6.73%, 02/26/01                                $ 4,000         $  4,000
   6.80%, 03/01/01                                  2,000            2,000
   6.61%, 05/10/01                                  6,000            6,000
                                                                  --------
TOTAL PROMISSORY NOTES
  (Cost $12,000)                                                    12,000
                                                                  --------
BANK NOTES -- 1.7%
Bank of America, N.A
   6.83%, 01/26/01                                  1,000            1,000
   6.80%, 02/05/01                                  5,000            5,000
   7.20%, 06/05/01                                  5,000            5,000
                                                                  --------
TOTAL BANK NOTES
  (Cost $11,000)                                                    11,000
                                                                  --------
                                                  Maturity
                                                   Value
                                                  --------

REPURCHASE AGREEMENTS -- 2.2% (c)
Credit Suisse First Boston Corp. Tri-Party
  Repurchase Agreement Collateralized by
  U.S. Government Securities
   6.54%   Issue 12/29/00
           Due   01/02/01                          14,137           14,127
                                                                  --------
TOTAL REPURCHASE AGREEMENTS
  (Cost $14,127)                                                    14,127
                                                                  --------
TOTAL INVESTMENTS -- 100.5%
  (Cost $650,373)                                                  650,373
                                                                  --------
OTHER ASSETS AND LIABILITIES -- (0.5%)
   Other assets                                                     17,496
   Liabilities                                                     (20,484)
                                                                  --------
                                                                    (2,988)
                                                                  --------
TOTAL NET ASSETS -- 100.0%                                        $647,385
                                                                  ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES
TO FINANCIAL STATEMENTS.

SCHWAB RETIREMENT MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2000

                                                    Par            Value
                                                  -------         --------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 60.9%
AUTOMOTIVE -- 4.7%
FCE Bank, PLC
   6.36%, 03/22/01                                $ 5,000         $  4,930
Ford Motor Credit
   6.45%, 03/16/01                                  4,000            3,948
   6.40%, 03/20/01                                  1,000              986
General Motors Acceptance Corp.
   6.73%, 02/16/01                                  5,000            4,959
   6.59%, 03/02/01                                  4,000            3,957
                                                                  --------
                                                                    18,780
                                                                  --------
BANKING - BELGIUM -- 1.2% (a)
Fortis Funding, L.L.C.
   6.33%, 03/29/01                                  5,000            4,925
                                                                  --------
BANKING - CANADA -- 1.2%
National Bank of Canada
   6.58%, 03/07/01                                  5,000            4,942
                                                                  --------
BANKING - DENMARK -- 0.3%
Unifunding, Inc.
   6.63%, 02/12/01                                  1,000              992
                                                                  --------
BANKING - FRANCE -- 1.2%
Societe Generale, N.A.
   6.62%, 03/06/01                                  5,000            4,943
                                                                  --------
BANKING - GERMANY -- 3.7%
Deutsche Bank Financial, Inc.
   6.70%, 03/02/01                                 10,000            9,892
Giro US Funding Corp. (a)(e)
   6.68%, 02/16/01                                  4,000            3,966
   6.47%, 03/20/01                                  1,000              986
                                                                  --------
                                                                    14,844
                                                                  --------
BANKING - NETHERLANDS -- 4.0%
Atlantis One Funding Corp. (e)
   6.68%, 02/13/01                                  5,000            4,961
   6.70%, 02/27/01                                  5,000            4,949
Tulip Funding Corp. (a)
   6.63%, 03/20/01                                  1,000              986
   6.70%, 03/26/01                                  5,000            4,924
                                                                  --------
                                                                    15,820
                                                                  --------

                                                    Par            Value
                                                  -------         --------
BANKING - NORWAY -- 1.3%
Den Norske Bank
   6.66%, 02/05/01                                 $5,000           $4,968
                                                                  --------
BANKING - SPAIN -- 0.5%
Santander Finance (Delaware), Inc.
   6.65%, 04/12/01                                  2,000            1,964
                                                                  --------
BANKING - SWEDEN -- 1.7%
AB Spintab
   6.64%, 02/07/01                                  2,000            1,987
Forenings Sparbanken AB (Swedbank)
   6.56%, 03/09/01                                  5,000            4,940
                                                                  --------
                                                                     6,927
                                                                  --------
BANKING - SWITZERLAND -- 0.5% (a)
Credit Suisse First Boston Corp.
   6.45%, 04/11/01                                  2,000            1,965
                                                                  --------
BANKING - UNITED STATES -- 3.7%
BankAmerica Corp.
   6.82%, 01/26/01                                  1,000              995
Citicorp
   6.65%, 02/06/01                                  4,000            3,974
Forrestal Funding Master Trust (a)(e)
   6.65%, 03/15/01                                  2,000            1,974
   6.61%, 03/16/01                                  3,000            2,960
Kitty Hawk Funding Corp. (a)(e)
   6.73%, 01/10/01                                  5,000            4,991
                                                                  --------
                                                                    14,894
                                                                  --------
CREDIT CARD RECEIVABLES -- 1.3% (a)(f)
Dakota Certificates Program SCCMT-1
   6.69%, 01/05/01                                  1,000              999
   6.60%, 02/09/01                                  4,000            3,972
                                                                  --------
                                                                     4,971
                                                                  --------
DIVERSIFIED FINANCIAL ASSETS -- 16.9% (f)
Bavaria Universal Funding Corp. (a)
   6.54%, 03/14/01                                  3,000            2,962
   6.64%, 05/04/01                                  2,000            1,956
Beta Finance, Inc. (a)
   6.70%, 03/28/01                                  2,500            2,461
   6.64%, 04/23/01                                  3,000            2,940
   6.62%, 04/24/01                                  1,000              980
CC (USA), Inc. (a)
   6.77%, 02/14/01                                  1,000              992
   6.66%, 03/19/01                                  3,000            2,958
   6.64%, 04/18/01                                  1,000              981

                                                    Par            Value
                                                  -------         --------
Concord Minutemen Capital Co., L.L.C
  Series A (a)
   6.68%, 01/26/01                                $ 1,000         $    995
   6.69%, 01/26/01                                  1,000              995
   6.68%, 02/09/01                                 10,000            9,929
   6.67%, 04/10/01                                  1,000              982
Dorada Finance, Inc. (a)
   6.66%, 02/15/01                                  2,000            1,984
Galaxy Funding, Inc. (a)
   6.66%, 02/23/01                                  3,000            2,971
   6.66%, 04/26/01                                  1,000              979
Greenwich Funding Corp. (d)
   6.66%, 02/07/01                                  3,000            2,980
   6.50%, 03/07/01                                  2,000            1,977
Jupiter Securitization Corp. (a)
   6.30%, 04/24/01                                  3,000            2,942
   6.64%, 04/27/01                                  1,000              979
   6.65%, 05/03/01                                  3,000            2,935
Links Finance, L.L.C. (a)
   6.86%, 02/01/01                                  3,000            2,983
   6.66%, 03/27/01                                  2,000            1,970
MOAT Funding, L.L.C. (a)
   6.47%, 03/16/01                                  2,000            1,974
   6.46%, 03/29/01                                  3,000            2,954
Mont Blanc Capital Corp. (a)
   6.57%, 02/20/01                                  1,000              991
Stellar Funding Group, Inc. (a)
   6.66%, 04/20/01                                  1,353            1,327
   6.68%, 04/30/01                                  3,500            3,425
Thames Asset Global Securitization
  No. 1, Inc. (a)
   6.66%, 02/15/01                                  4,000            3,967
Variable Funding Capital Corp. (a)
   6.54%, 02/23/01                                  1,000              990
                                                                  --------
                                                                    67,459
                                                                  --------
FINANCE - COMMERCIAL -- 3.7%
CIT Group Holdings, Inc.
   6.65%, 02/05/01                                  5,000            4,968
General Electric Capital Corp.
   6.65%, 03/06/01                                  5,000            4,943
General Electric Capital International
  Funding, Inc. (a)
   6.65%, 02/06/01                                  1,000              993
General Electric Capital Services
   6.32%, 04/09/01                                  2,000            1,966

                                                    Par            Value
                                                  -------         --------
Halogen Capital Co., L.L.C. (a)
   6.70%, 02/09/01                                 $2,000           $1,986
                                                                  --------
                                                                    14,856
                                                                  --------
FINANCE - CONSUMER -- 1.3%
Associates Corp. of North America
   6.65%, 02/07/01                                  3,000            2,980
   6.64%, 02/20/01                                  2,000            1,982
                                                                  --------
                                                                     4,962
                                                                  --------
INSURANCE - MONOLINE -- 0.5% (a)
Triple-A One Funding Corp.
   6.73%, 01/05/01                                  1,825            1,824
                                                                  --------
SECURITIES BROKERAGE - DEALER -- 2.9%
Bear Stearns Companies, Inc.
   6.48%, 03/16/01                                  3,000            2,961
   6.44%, 03/23/01                                  2,000            1,971
JP Morgan & Co., Inc.
   6.11%, 06/26/01                                  7,000            6,797
                                                                  --------
                                                                    11,729
                                                                  --------
TRADE RECEIVABLES -- 10.3% (a)(f)
Apreco, Inc.
   6.58%, 02/22/01                                  4,000            3,963
Barton Capital Corp.
   6.70%, 01/11/01                                  1,500            1,497
Compass Securitization, L.L.C.
   6.68%, 01/12/01                                  4,000            3,992
CXC, Inc.
   6.67%, 01/30/01                                  4,000            3,979
Falcon Asset Securitization Corp.
   6.59%, 02/12/01                                  5,000            4,962
Giro Multi Funding Corp.
   6.49%, 03/07/01                                  5,000            4,942
Monte Rosa Capital Corp.
   6.67%, 01/24/01                                  4,000            3,983
Park Avenue Receivables Corp.
   6.69%, 01/10/01                                  8,000            7,987
   6.66%, 01/23/01                                  4,670            4,651
Quincy Capital Corp.
   6.69%, 01/04/01                                  1,300            1,299
                                                                  --------
                                                                    41,255
                                                                  --------
TOTAL COMMERCIAL PAPER & OTHER
  CORPORATE OBLIGATIONS
  (Cost $243,020)                                                  243,020
                                                                  --------

SCHWAB RETIREMENT MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                    Par            Value
                                                  -------         --------
CERTIFICATES OF DEPOSIT -- 25.4%
BANKING - CANADA -- 1.3%
Canadian Imperial Bank of Commerce
   6.76%, 02/12/01                                $ 5,000         $  5,000
                                                                  --------
BANKING - DENMARK -- 1.3%
Danske Bank
   6.66%, 04/10/01                                  5,000            5,000
                                                                  --------
BANKING - FINLAND -- 1.3%
Merita Bank, Ltd.
   6.64%, 05/09/01                                  5,000            5,000
                                                                  --------
BANKING - FRANCE -- 1.3%
BNP Paribas
   6.70%, 03/05/01                                  5,000            5,000
                                                                  --------
BANKING - GERMANY -- 5.5%
Bayeriche HypoVereinsbank, AG
   6.46%, 03/12/01                                  3,000            3,000
Deutsche Bank, AG
   6.56%, 01/29/01                                  3,000            3,000
   6.80%, 09/10/01                                  1,000            1,000
Dresdner Bank
   6.77%, 04/19/01                                  3,000            3,000
Landesbank Baden Wurttemberg
   6.62%, 03/30/01                                  1,000            1,000
   7.36%, 06/05/01                                  3,000            3,000
Norddeutsche Landesbank Girozentrale
   6.86%, 02/01/01                                  3,000            3,000
   7.02%, 07/10/01                                  3,000            3,000
Westdeutsche Landesbank Girozentrale
   6.74%, 02/28/01                                  2,000            2,000
                                                                  --------
                                                                    22,000
                                                                  --------
BANKING - ITALY -- 0.7%
San Paolo IMI SPA
   6.65%, 02/26/01                                  3,000            3,000
                                                                  --------
BANKING - NETHERLANDS -- 2.5%
ING Bank, NV
   6.63%, 02/20/01                                  9,000            9,000
   6.45%, 03/19/01                                  1,000            1,000
                                                                  --------
                                                                    10,000
                                                                  --------

                                                    Par            Value
                                                  -------         --------
BANKING - NORWAY -- 4.7%
Christiania Bank
   6.72%, 01/04/01                                $13,000          $13,000
   6.65%, 02/20/01                                  6,000            6,000
                                                                  --------
                                                                    19,000
                                                                  --------
BANKING - SWEDEN -- 0.5%
Svenska Handelsbanken
   6.62%, 03/30/01                                  2,000            2,000
                                                                  --------
BANKING - SWITZERLAND -- 1.0%
UBS, AG
   6.50%, 01/02/01                                  3,000            3,000
   6.72%, 10/09/01                                  1,000            1,000
                                                                  --------
                                                                     4,000
                                                                  --------
BANKING - UNITED KINGDOM -- 4.0%
Abbey National Treasury Services, PLC
   6.56%, 03/7/01                                   3,000            3,000
Bank of Scotland Treasury Services, PLC
   6.75%, 02/14/01                                  5,000            5,000
National Westminster Bank, PLC
   6.70%, 02/01/01                                  5,000            5,000
   7.27%, 05/09/01                                  3,000            3,000
                                                                  --------
                                                                    16,000
                                                                  --------
BANKING - UNITED STATES -- 1.3%
Wilmington Trust Co.
   6.48%, 03/12/01                                  5,000            5,000
                                                                  --------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $101,000)                                                  101,000
                                                                  --------
VARIABLE RATE OBLIGATIONS -- 6.5% (b)
BANKING - UNITED STATES -- 2.7%
California Pollution Control Financing
  Authority Solid Waste Disposable RB
  (Burr Properties Project) Series 1997
   6.75%, 01/07/01                                  2,115            2,115
Eagle County, Colorado Taxable Housing
  Facilities RB (BC Housing, L.L.C. Project)
  Series 1997B (e)
   6.64%, 01/07/01                                  1,500            1,500
Strategic Money Market Trust
  Series 2000E (d)
   6.73%, 01/16/01                                  4,000            4,000

                                                    Par            Value
                                                  -------         --------
Trap Rock Industries, Inc. VRD
  RB Series 1997 (a)(e)
   7.13%, 01/07/01                                $ 1,940         $  1,940
Village of Sturtevant, Wisconsin IDRB
  (Andis Co. Project) Series 1996B (e)
   6.77%, 01/07/01                                  1,270            1,270
                                                                  --------
                                                                    10,825
                                                                  --------
DIVERSIFIED FINANCIAL ASSETS -- 3.8% (a)(f)
Lexington Parker Capital Co.,
L.L.C
   6.66%, 01/25/01                                  5,000            5,000
Sigma Finance, Inc.
   6.65%, 01/25/01                                  5,000            5,000
Variable Funding Capital Corp.
   6.71%, 01/10/01                                  5,000            5,000
                                                                  --------
                                                                    15,000
                                                                  --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $25,825)                                                    25,825
                                                                  --------
BANK NOTES -- 2.0%
Bank of America, N.A
   6.80%, 02/05/01                                  1,000            1,000
   6.47%, 03/13/01                                  7,000            7,000
                                                                  --------
TOTAL BANK NOTES
  (Cost $8,000)                                                      8,000
                                                                  --------
PROMISSORY NOTES -- 1.7% (d)
The Goldman Sachs Group, Inc.
   6.73%, 02/26/01                                  1,000            1,000
   6.80%, 03/01/01                                  3,000            3,000
   6.61%, 05/10/01                                  3,000            3,000
                                                                  --------
TOTAL PROMISSORY NOTES
  (Cost $7,000)                                                      7,000
                                                                  --------

                                                 Maturity
                                                   Value           Value
                                                 --------         --------
REPURCHASE AGREEMENTS -- 2.3% (c)
Credit Suisse First Boston Corp. Tri-Party
  Repurchase Agreement Collateralized
  by U.S. Government Securities
   6.54%   Issue 12/29/00
           Due   01/02/01                         $ 9,200         $  9,193
                                                                  --------
TOTAL REPURCHASE AGREEMENTS
  (Cost $9,193)                                                      9,193
                                                                  --------
TOTAL INVESTMENTS -- 98.8%
  (Cost $394,038)                                                  394,038
                                                                  --------
OTHER ASSETS AND LIABILITIES -- 1.2%
   Other assets                                                      6,893
   Liabilities                                                      (1,979)
                                                                  --------
                                                                     4,914
                                                                  --------
TOTAL NET ASSETS -- 100.0%                                        $398,952
                                                                  ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO
FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2000
(All dollar amounts are in thousands unless otherwise noted)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) These securities can be resold to qualified institutional buyers within seven business days. Such securities are deemed liquid in accordance with procedures adopted by the Board of Trustees. At December 31, 2000, the aggregate value of such securities held by the Schwab Institutional Advantage Money Fund(R) and the Schwab Retirement Money Fund(R) was $225,179 and $158,148 which represented 34.78% and 39.64% of net assets.

(b) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. All dates shown are considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue date may be subject to seven day putable demand features for liquidity purposes.

(d) These securities have legal or contractual restrictions on resale. Such securities are deemed illiquid in accordance with procedures adopted by the Board of Trustees. At December 31, 2000, the aggregate value of such securities held by the Schwab Institutional Advantage Money Fund(R) and the Schwab Retirement Money Fund(R) was $21,189 and $15,957 which represented 3.27% and 4.00% of net assets.

(e) Security has one or more third party credit enhancements.

(f) Asset-backed securities are securities backed by underlying assets and categorized by industry.

PORTFOLIO ABBREVIATIONS
GO         General Obligation Bond
IDA        Industrial Development Authority
IDRB       Industrial Development Revenue Bond
RB         Revenue Bond
VRD        Variable Rate Demand

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
December 31, 2000


                                                                              Schwab
                                                                          Institutional         Schwab
                                                                             Advantage        Retirement
                                                                           Money Fund(R)     Money Fund(R)
                                                                          --------------     ------------
ASSETS
Investments, at value (Cost: $650,373 and $394,038, respectively)            $650,373          $394,038
Receivables:
   Fund shares sold                                                            12,607             4,095
   Interest                                                                     4,862             2,776
Prepaid expenses                                                                   27                22
                                                                             --------          --------
     Total assets                                                             667,869           400,931
                                                                             --------          --------
LIABILITIES
Payables:
   Dividends                                                                       65                18
   Fund shares redeemed                                                        20,328             1,865
   Investment advisory and administration fees                                     17                20
   Transfer agency and shareholder service fees                                    22                13
Other liabilities                                                                  52                63
                                                                             --------          --------
     Total liabilities                                                         20,484             1,979
                                                                             --------          --------
Net assets applicable to outstanding shares                                  $647,385          $398,952
                                                                             ========          ========
NET ASSETS CONSIST OF
Paid-in capital                                                              $647,388          $398,953
Accumulated net realized loss on investments sold                                  (3)               (1)
                                                                             --------          --------
                                                                             $647,385          $398,952
                                                                             ========          ========
PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares authorized)          647,445           399,010
Net asset value, offering and redemption price per share                     $   1.00          $   1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the year ended December 31, 2000


                                                         Schwab
                                                      Institutional     Schwab
                                                        Advantage      Retirement
                                                      Money Fund(R)   Money Fund(R)
                                                      -------------   -------------
Interest income                                          $39,259         $23,255
                                                         -------         -------

Expenses:
   Investment advisory and administration fees             2,308           1,362
   Transfer agency and shareholder service fees            1,518             896
   Custodian and portfolio accounting fees                   194             153
   Registration fees                                          59              67
   Professional fees                                          20              21
   Shareholder reports                                        20              22
   Trustees' fees                                             18              17
   Proxy fees                                                 41              21
   Other expenses                                              7               5
                                                         -------         -------
                                                           4,185           2,564
Less: expenses reduced (see Note 4)                       (1,108)             --
                                                         -------         -------
     Net expenses incurred by fund                         3,077           2,564
                                                         -------         -------
Net investment income                                     36,182          20,691
                                                         -------         -------
Increase in net assets resulting from operations         $36,182         $20,691
                                                         =======         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,


                                                                        Schwab
                                                                     Institutional                    Schwab
                                                                       Advantage                    Retirement
                                                                     Money Fund(R)                 Money Fund(R)
                                                             ---------------------------     -----------------------
                                                                2000            1999           2000          1999
                                                             -----------     -----------     ---------     ---------
Operations:
   Net investment income                                     $    36,182     $    23,188     $  20,691     $  11,864
                                                             -----------     -----------     ---------     ---------
  Increase in net assets resulting from operations                36,182          23,188        20,691        11,864
                                                             -----------     -----------     ---------     ---------

Dividends to shareholders from net investment income
   (see Note 2):                                                 (36,182)        (23,188)      (20,691)      (11,864)
                                                             -----------     -----------     ---------     ---------

Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                   1,084,512       1,224,842       519,298       390,059
   Net asset value of shares issued in reinvestment
     of dividends                                                 35,753          25,285        20,585        13,033
   Payments for shares redeemed                               (1,076,597)     (1,015,463)     (462,992)     (305,626)
                                                             -----------     -----------     ---------     ---------
   Increase in net assets from capital share transactions         43,668         234,664        76,891        97,466
                                                             -----------     -----------     ---------     ---------

Total increase in net assets                                      43,668         234,664        76,891        97,466

Net Assets:
   Beginning of period                                           603,717         369,053       322,061       224,595
                                                             -----------     -----------     ---------     ---------
   End of period                                             $   647,385     $   603,717     $ 398,952     $ 322,061
                                                             ===========     ===========     =========     =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


                                                                        Schwab Institutional Advantage Money Fund(R)
                                                               1/1/00-      1/1/99-      1/1/98-      1/1/97-      1/1/96-
                                                              12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           1.00         1.00         1.00         1.00         1.00
                                                              -----------------------------------------------------------
Income from investment operations:
   Net investment income                                         0.06         0.05         0.05         0.05         0.05
                                                              -----------------------------------------------------------
   Total from investment operations                              0.06         0.05         0.05         0.05         0.05
Less distributions:
   Dividends from net investment income                         (0.06)       (0.05)       (0.05)       (0.05)       (0.05)
                                                              -----------------------------------------------------------
   Total distributions                                          (0.06)       (0.05)       (0.05)       (0.05)       (0.05)
                                                              -----------------------------------------------------------
Net asset value at end of period                                 1.00         1.00         1.00         1.00         1.00
                                                              -----------------------------------------------------------
Total return (%)                                                 6.12         4.90         5.26         5.31         5.15

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets            0.50 1       0.50         0.50         0.50         0.50
Expense reductions reflected in above ratio                      0.18         0.21         0.29         0.34         0.38
Ratio of net investment income to average net assets             5.96         4.84         5.12         5.20         5.03
Net assets, end of period ($ x 1,000,000)                         647          604          369          275          139


                                                                            Schwab Retirement Money Fund(R)
                                                               1/1/00-      1/1/99-      1/1/98-      1/1/97-      1/1/96-
                                                              12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           1.00         1.00         1.00         1.00         1.00
                                                              -----------------------------------------------------------
Income from investment operations:
   Net investment income                                         0.06         0.05         0.05         0.05         0.05
                                                              -----------------------------------------------------------
   Total from investment operations                              0.06         0.05         0.05         0.05         0.05
Less distributions:
   Dividends from net investment income                         (0.06)       (0.05)       (0.05)       (0.05)       (0.05)
                                                              -----------------------------------------------------------
   Total distributions                                          (0.06)       (0.05)       (0.05)       (0.05)       (0.05)
                                                              -----------------------------------------------------------
Net asset value at end of period                                 1.00         1.00         1.00         1.00         1.00
                                                              -----------------------------------------------------------
Total return (%)                                                 5.90         4.68         5.03         5.07         4.93

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets            0.71 2       0.72         0.73         0.73         0.73
Expense reductions reflected in above ratio                        --         0.02         0.07         0.11         0.15
Ratio of net investment income to average net assets             5.77         4.62         4.88         4.96         4.83
Net assets, end of period ($ x 1,000,000)                         399          322          225          155          136

1 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

2 Would have been 0.72% if certain non-routine expenses (proxy fees) had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 2000
(All dollar amounts are in thousands unless otherwise noted)

1. DESCRIPTION OF THE FUNDS

The Schwab Institutional Advantage Money Fund(R) and the Schwab Retirement Money Fund(R) (the "funds") are series of The Charles Schwab Family of Funds (the "trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989, and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

In addition to the funds, the trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund(R) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The funds declare a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the funds are charged directly to the funds. Expenses common to all series of the trust generally are allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for tax purposes.

As of December 31, 2000, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                           Schwab                  Schwab
                                   Institutional Advantage       Retirement
         Expiring in:                   Money Fund(R)           Money Fund(R)
         ----------                -----------------------      -------------
         12/31/04                           $3                       $1
                                            ==                       ==

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The funds have an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the funds pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such net assets in excess of $1 billion to $10 billion, 0.32% on such net assets in excess of $10 billion to $20 billion, and 0.30% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the Schwab Institutional Advantage Money Fund(R) for the year ended December 31, 2000 (see
Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each fund's average daily net assets for transfer agency services and 0.20% on such net assets for shareholder services.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. During the year ended December 31, 2000, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act, as amended. The funds incurred fees of $35 related to the trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2001, the Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) total operating expenses will not exceed 0.50% and 0.73%, respectively, of each of the funds' average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest, taxes, and certain non-routine expenses. The actual operating expense ratio for the year ended December 31, 2000 did include non-routine expenses.

For the year ended December 31, 2000, the total of such fees reduced by the investment adviser was $1,108 for the Schwab Institutional Advantage Money Fund(R).

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of:
Schwab Institutional Advantage Money Fund(R) and
Schwab Retirement Money Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2001

NOTES

NOTES

CONTACT SCHWAB

The SchwabFunds Family(R) includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.(R)

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET*
WWW.SCHWAB.COM

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at
1-800-272-4922

MAIL
Write to SchwabFunds at:
P. O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

* Shares of Sweep Investments(R) may not be purchased over the Internet.

THE SCHWABFUNDS FAMILY

EQUITY INDEX FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(TM)
Schwab International Index Fund(R)

QUANTITATIVE/SECTOR FUNDS
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketManager Portfolios(R)
     Growth Portfolio
     Balanced Portfolio
     Small Cap Portfolio
     International Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

                                                              [GRAPHICS OMITTED]

                                                                     SCHWABFUNDS

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
P.O. Box 7575, San Francisco, CA 94120-7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2001 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. MKT3860-3 (2/01)